Accounts receivable, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,806,903	¥ 26,963,149	¥ 26,612,573
Less: allowance for doubtful accounts	(557,894)	(3,951,391)	(8,487,562)
Accounts receivable, net	$ 3,249,009	¥ 23,011,758	¥ 18,125,011